TRADE RECEIVABLES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement1 [Line Items]
Current trade receivables gross	$ 6,702	$ 11,290
Financing Receivables No past Due Member [Member]
Statement1 [Line Items]
Current trade receivables gross	5,288	8,493
Financing Receivables 1 to 30 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross	465	1,237
Financing Receivables 31 to 60 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross	225	68
Financing Receivables 61 to 90 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross	367	509
Financing Receivables 91 To 120 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross	127	241
Financing Receivable Equal To Greater Than 120 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross	$ 230	$ 742